Consolidated Balance Sheets - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 78,963	$ 9,743
Marketable securities	103,689	100,334
Accounts receivable, net	31,729	14,271
Inventories, net	48,724	13,040
Prepaid expenses and other current assets	20,253	3,061
Total current assets	283,358	140,449
Property and equipment, net	126,885	31,624
Right of use asset, net	77,452	34,117
Goodwill and intangible assets, net	42,664	24,083
Other assets	4,538	1,512
Total assets	534,897	231,785
Current liabilities:
Accounts payable	35,508	16,128
Revolving line of credit	47	0
Current lease liability	2,422	1,627
Current maturities of long-term debt	6,934	5,466
Accrued expenses and other liabilities	26,771	12,315
Total current liabilities	71,682	35,536
Long-term debt	77,170	24,344
Long-term lease liability	79,154	33,982
Warrant liabilities	46,051	5,241
Conversion option liability	8,783	0
Deferred tax liabilities	294	0
Other non-current liabilities	316	0
Total liabilities	283,450	99,103
Stockholders' equity:
Redeemable convertible preferred stock, $0.0001 par value; 1,000 and 105,922 shares authorized, 0 shares issued and outstanding as of December 31, 2021 and 2020, respectively	$ 0	$ 0
Common stock, shares outstanding (in shares)	178,089	108,697
Common stock, $0.0001 par value, 440,000 and 128,467 shares authorized, 178,089 and 108,697 shares issued and outstanding as of December 31, 2021 and 2020, respectively	$ 18	$ 11
Additional paid-in capital	533,101	287,318
Accumulated deficit	(280,569)	(154,322)
Accumulated other comprehensive loss	(1,103)	(325)
Total stockholders' equity	251,447	132,682
Total liabilities and stockholders' equity	$ 534,897	$ 231,785